Stockholders' Equity (Deficit) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Based Compensation Expense

Stock compensation expense (in thousands) was allocated between departments as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2016	2015	2016	2015
Research & Development	$41	$23	$74	$72
Sales & Marketing	43	14	11	34
General & Administrative	134	164	269	496

Total	$218	$201	$354	$602

Stock compensation expense was allocated between departments as follows;

	Year ended
	December 31, 2015	December 31, 2014
Research & Development	$148,948	$64,020
Sales & Marketing	62,533	8,335
General & Administrative	730,888	273,080

Total	$942,369	$345,435

Schedule of Fair Value of Award Granted Using Black-Scholes Option Pricing Model

common stock in 2015 and 2014. The fair value of each award granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions for the year ended December 31, 2015:

Year Ended
	December 31, 2015	December 31, 2014
Expected life (years)	6.1	5.8 - 6.1
Risk-free interest rate	1.6% - 1.7%	1.6% - 1.8%
Volatility	56% - 66%	43% - 59%
Dividend rate	—%	—%

Summary of Stock Option Transactions

The following table summarizes stock option transactions for the years ended December 31, 2015 and 2014 as issued under the Plans:

	Shares Available for Grant	Number of Options Outstanding	Weighted- Average Exercise Price per Share	Weighted Average Remaining Contractual Term (in years)
Balance at December 31, 2013	124,824	239,606	$3.36
2014 Plan authorized	1,437,165	—	—
Closed 2010 Plan	(123,523)	—	—
Options granted	(926,384)	926,384	7.15
Options canceled/forfeited	93,979	(93,979)	6.75

Balance at December 31, 2014	606,061	1,072,011	6.34	8.67
Additional shares authorized	270,764	—	—
Options granted	(955,713)	955,713	3.08
Options exercised	—	(83,848)	3.50
Options canceled/forfeited	85,037	(85,037)	5.03

Balance at December 31, 2015	6,149	1,858,839	$4.82	8.75
Options vested at December 31, 2014	—	578,889	$5.58	7.46

Options vested and expected to vest at December 31, 2014	—	1,072,011	$6.34	8.67